Segments	3 Months Ended
Mar. 31, 2017
Segment Reporting [Abstract]
Segments

NOTE 7 – Segments

Prior to the December 2016 acquisitions of WEBA, RS&T and the DOW Assets and through December 31, 2016, the Company operated as one segment. Effective January 1, 2107, we have two segments, Consumer and Industrial. Consumer’s principal business activity is the processing of waste glycol into high-quality recycled glycol products, specifically automotive antifreeze, and related specialty blended antifreeze, which we sell in the automotive and industrial end markets. We operate six processing and distribution centers located in the eastern region of the United States. Industrial’s principal business activity consists of two divisions: WEBA and RS&T. WEBA develops, manufactures and markets additive packages for the antifreeze/coolant, gas patch coolants and heat transfer industries throughout North America, and RS&T, operates a 14-20 million gallons per year ASTM E1177 EG-1 glycol re-distillation plant in West Virginia that processes waste glycol into virgin quality recycled glycol for sale to industrial customers worldwide.

The Company uses loss before provision for income taxes as its measure of profit/loss for segment reporting purposes. Loss before provision for income taxes by operating segment includes all operating items relating to the businesses, including inter segment transactions. Items that primarily relate to the Company as a whole are assigned to Corporate.

Inter segment eliminations present the adjustments for inter segment transactions to reconcile segment information to the Company’s consolidated financial statements.

Segment information, and the reconciliation to the Company’s consolidated financial statements, for the three months ended March 31, 2017, is presented below:

	Consumer	Industrial	Inter Segment Eliminations	Corporate	Total
Sales, net	$1,598,640	$940,681	$(249,000)	$—	$2,290,321
Cost of goods sold	1,406,701	992,885	(249,000)	—	2,150,586
Gross profit	191,939	(52,204)	—	—	139,735

Total operating expenses	468,502	253,795	—	329,374	1,051,671

Loss from operations	(276,563)	(305,999)	—	(329,374)	(911,936)

Total other income and expenses	5,086	—	—	191,132	196,218

Loss before provision for income taxes	$(281,649)	$(305,999)	$—	$(520,506)	$(1,108,154)